Investments and interests in other entities	12 Months Ended
Dec. 31, 2019
Investments and interests in other entities.
Investments and interests in other entities

11    Investments and interests in other entities

(a)   Investments

WPensar S.A. (“WPensar”)

In April 2015, the Company acquired a 25% interest of WPensar, a company engaged in the development and licensing of software, specifically, school management systems. The Company executed a shareholders’ agreement to share control of WPensar with the other shareholders, recognizing this investment as a joint venture. This investment helped the Company to identify new potential businesses, to enhance its overall growth strategy and to create synergies.

This investment is not a business combination since the Company did not acquire control of WPensar.

In addition, the Company has a call option to acquire the remaining 75% interest in WPensar with an exercise period beginning on July 10, 2020 through July 10, 2021. In addition, the other shareholders have a put option to sell their interest of 75% with an exercise period beginning on July 10, 2021 through July 10, 2022.

The exercise price for the put and call options is calculated by the average of the last three months of the EBITDA multiple that Arco’s stock is being traded, less net debt. If the Company exercises the call option, the settlement can be performed up to 50% in shares of EAS.

The call and put options were recorded at their fair value, calculated through the multiple scenarios method – Monte Carlo. Any adjustment to the fair value is recognized as finance income/costs in the statement of income (loss).

The Company paid an acquisition price of R$ 5,000 for the interest in WPensar, of which R$ 4,777 refers to the consideration transferred as capital contribution and R$ 223 to the initial recognition of the above said asymmetrical put and call options instrument.

Geekie Desenvolvimento de Softwares S.A. (“Geekie”)

In December 2016, the Company acquired a 6.54% interest in Geekie, an entity that provides technology for adaptive assessment and learning products and engages in the production, development and licensing of software tailored to the specific requirements of education sector customers. Based on the agreement signed by Geekie’s shareholders, the Company exercises significant influence over the investment, as the Company: (i) has representation on the board of directors; (ii) participates on strategic decision making regarding all relevant matters; (iii) must approve all products launched by Geekie; and (iv) provides essential technical information (Geekie’s products are based on the Company’s educational content).

The agreed amount of R$ 8,000 was paid in January 2017, of which R$ 4,000 was a capital contribution and R$ 4,000 was paid to the selling shareholders.

The Company agreed with the selling shareholders that if in June 2018 the cash and cash equivalents of Geekie are lower than a threshold of R$ 5,000, the Company will have to subscribe capital in the amount of R$ 2,000.

On July 2, 2018, the extraordinary shareholders’ meeting authorized the acquisition of additional 1.51% interest in the equity of Geekie, increasing the Company’s share from 6.54% to 8.05% through a capital increase of R$ 2,000. The capital increase was fully paid on July 3, 2018. The additional investment did not change the Company’s influence in Geekie and had the purpose to support its working capital needs.

On September 20, 2019, Arco acquired acquired 0.96% of interest in the share capital of Geekie through a capital increase of R$1,218 increasing our total interest to 9.01%. On October 14, 2019, Arco acquired an additional 1.92% interest in the share capital of Geekie through a capital increase of R$2,500 increasing our total interest to 10.92%. In addition, on October 25, 2019, Arco acquired an additional 18.44% interest in the share capital of Geekie from a minority shareholder for R$21,892 increasing our total interest to 29.36%. On November 15, 2019, Arco acquired an additional 1.17% interest in the share capital of Geekie through a capital increase of R$2,000 increasing our total interest to 30.53%. In December 2019, Arco acquired an additional 7.00% interest in the share capital of Geekie through a capital increase of R$ 4,282 and the purchase of minority shareholders for R$ 5,761 increasing its total interest to 37.53% as of December 31, 2019.

In addition, the Company has a call option to acquire the remaining 62.47% in Geekie that can be exercised in the period beginning on May 1, 2022, through May 31, 2022. The selling shareholders have a put option to sell their 62.47% interest in Geekie that can be exercised during the same period. The exercise price is determined by the greater of:

•	The multiple of the Company’s EBITDA for 2021 multiplied by Geekie’s EBITDA, including any cash or debt; or
•	10 times Geekie´s EBITDA for 2021, less net debt.

If the Company decides to exercise the option to acquire the remaining interest, the settlement may be performed in up to 50% in shares of EAS.

The call and put options were recorded at fair value, calculated through the multiple scenarios method – Monte Carlo. Any adjustment to the fair value is recognized as finance income (costs) in the statement of income (loss).

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2019				2018
	WPensar	Geekie	Nave	Total	Total
At beginning of the period	3,237	8,625	—	11,862	12,654
Capital contributions	—	10,000	4,200	14,200	—
Acquisition from a minority shareholder	—	27,653	—	27,653	—
Gain of changes in ownership	—	319	—	319	—
Share of loss of equity-accounted investees	(188)	(1,072)	(540)	(1,800)	(792)
Consolidation on the acquisition of control	—	—	(3,660)	(3,660)	—
At end of the period	3,049	45,525	—	48,574	11,862

Percentage of ownership	25.0%	37.5%	51.0%

(ii)   Selected financial information for associates and joint ventures

	Geekie	WPensar
December 31, 2019
Current assets	8,444	1,619
Non-current assets	17,983	1,687
Current liabilities	5,042	268
Non-current liabilities	10,964	1,240
Equity	10,421	1,798
Net revenue	14,266	4,200
Costs and expenses (*)	(25,848)	(3,985)
Profit (loss) for the year	(11,582)	215
December 31, 2018
Current assets	5,215	1,625
Non-current assets	12,174	1,414
Current liabilities	7,681	286
Non-current liabilities	—	1,170
Equity	9,708	1,583
Net revenue	11,084	3,965
Costs and expenses (*)	(18,299)	(4,015)
Loss for the year	(7,215)	(50)
December 31, 2017
Current assets	8,937	1,615
Non-current assets	11,503	1,394
Current liabilities	5,276	284
Non-current liabilities	—	1,091
Equity	15,164	1,634
Net revenue	14,329	3,687
Costs and expenses (*)	(15,865)	(3,598)
Profit (loss) for the year	(1,536)	89

(*)   Comprise costs, selling and administrative expenses, finance result, other expenses and income tax and social contribution.